Equity-based Compensation and Warrants - Employee Stock Purchase Plan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2,946	$ 1,564	$ 6,310	$ 4,895	$ 6,002	$ 5,721
EmployeeStockPurchasePlan2020Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock initially reserved								1,100,000
Percentage of lower in fair market value	85.00%
Compensation expense		$ 651		651
Common stock issued		67,498
Proceeds from stock issued		$ 1,259
Additional amount withheld for future participation				$ 183
EmployeeStockPurchasePlan2020Member | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employee contribution on compensation	15.00%
Participant accrued purchase rights	$ 25,000